7. INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2017
Investments In Subsidiaries
INVESTMENTS IN SUBSIDIARIES

7.1 Subsidiaries information

Unless otherwise indicated, the capital stock of the subsidiaries consists of common shares, each granting the right to one vote. The country of the registered office is also the principal place where the subsidiary develops its activities.

			12.31.2017	12.31.2016
Company	Country	Main activity	Direct and indirect participation %	Direct and indirect participation %
BLL (1)	Argentina	Winemaking	-	100.00%
Corod	Argentina	Oil	100.00%	100.00%
CPB Energía S.A.	Argentina	Oil	100.00%	-
CTG (1)	Argentina	Generation	-	90.42%
CTLL (1)	Argentina	Generation	-	100.00%
Ecuador TLC S.A.	Ecuador	Oil	100.00%	100.00%
Edenor	Argentina	Distribution of energy	51.54%	51.54%
Eg3 Red (1)	Argentina	Distribution	-	100.00%
Enecor S.A.	Argentina	Transportation of electricity	69.99%	69.99%
IEASA (2)	Argentina	Investment	-	100.00%
INDISA (1)	Argentina	Investment	-	91.60%
INNISA (1)	Argentina	Investment	-	90.27%
HIDISA	Argentina	Generation	61.00%	61.00%
HINISA	Argentina	Generation	52.04%	52.04%
IPB (1)	Argentina	Investment	-	100.00%
PACOSA (3)	Argentina	Distributor	100.00%	100.00%
PBI	Bolivia	Investment	100.00%	100.00%
PELSA (4)	Argentina	Oil	58.88%	58.88%
Petrobras Energía Colombia Gran Cayman	Colombia	Oil	100.00%	100.00%
Petrobras Energía México	Mexico	Oil	-	100.00%
Petrobras Energía Ecuador	Gran Cayman	Investment	100.00%	100.00%
Petrobras Energía Operaciones Ecuador	Ecuador	Oil	100.00%	100.00%
PEPASA (1)	Argentina	Oil	-	49.54%
Petrolera San Carlos S.A.	Venezuela	Oil	100.00%	100.00%
PHA	Spain	Investment	100.00%	100.00%
PISA	Uruguay	Investment	100.00%	100.00%
PP	Argentina	Investment	100.00%	100.00%
PP II (1)	Argentina	Investment	-	100.00%
PPSL	Spain	Investment	100.00%	100.00%
TGU	Uruguay	Gas transportation	100.00%	100.00%
Transelec	Argentina	Investment	100.00%	100.00%
WEBSA (3)	Argentina	Distributor	-	100.00%

(1) See Note 1.4.1.

(2) See Note 1.4.3.1.

(3) See Note 1.4.3.2.

(4) See Note 1.5.2.

7.2. Summarised financial information for each subsidiary that has significant non-controlling interest

Non-controlling interests in subsidiaries are not significant for the Company, except for Edenor with 51.54% equity interest and PELSA with 58.88% equity interest, consolidated as from July 27, 2016.

Edenor

The subsidiary is registered in Argentina, which is also the place where it develops its activities.

i.	Summary statement of financial position

	12.31.2017	12.31.2016
Non Current
Total non current assets	16,042	12,311

Borrowings	4,192	2,770
Other non current liabilities	7,511	6,238
Total non current liabilities	11,703	9,008

Current
Cash and cash equivalents	83	259
Other current assets	9,180	6,363
Total current assets	9,263	6,622

Borrowings	71	54
Other current liabilities	12,470	9,509
Total current liabilities	12,541	9,563

Total equity	1,061	362
Non-controlling interest	514	175

ii.	Summary statement of comprehensive income (loss)

	12.31.2017	12.31.2016	12.31.2015
Revenue	24,340	13,080	3,802
Depreciation	(430)	(352)	(281)
Interest income	273	197	96
Interest expense	(1,541)	(1,442)	(430)

Profit (loss) for the year before tax	1,123	(1,932)	1,326
Income tax	(441)	743	(184)
Profit (loss) for the year	682	(1,189)	1,142

Other comprehensive loss	9	5	(2)
Total comprehensive (loss) profit of the year	691	(1,184)	1,140

Income (loss) of the year attributable to non-controlling interest	331	(576)	553
Other comprehensive income of the year attributable to non-controlling interest	4	2	(1)
Comprehensive income (loss) of the year attributable to non-controlling interest	335	(574)	552

iii.	Summary statement of cash flow

	12.31.2017	12.31.2016	12.31.2015
Net cash generated by operating activities	3,283	2,931	3,217
Net cash used in investing activities	(4,046)	(2,373)	(3,103)
Net cash generated by (used in) financing activities	587	(493)	(173)
(Decrease) Increase in cash and cash equivalents	(176)	65	(59)

Cash and cash equivalents at the beginning of the year	259	129	179
Exchange difference generated by cash and cash equivalents	-	65	9
Cash and cash equivalents at the end of the year	83	259	129

PELSA

i.	Summary statement of financial position

	12.31.2017	12.31.2016
Non Current
Total non current assets	5,081	4,896

Other non current liabilities	954	1,012
Total non current liabilities	954	1,012

Current
Cash and cash equivalents	162	77
Other current assets	1,727	1,154
Total current assets	1,889	1,231
Other current liabilities	599	630
Total current liabilities	599	630

Total equity	5,417	4,485
Non-controlling interest	2,227	1,844

ii.	Summary statement of comprehensive income (loss)

	12.31.2017	12.31.2016 (1)
Revenue	3,321	1,155
Depreciation	(1,017)	(413)
Interest income	22	13

Income (loss) for the year / period before tax	278	(3)
Income tax	(8)	(41)
Income (loss) for the year / period	270	(44)

Other comprehensive income	769	228
Total comprehensive profit of the year / period	1,039	184

Income (loss) of the year attributable to non-controlling interest	111	(18)
Other comprehensive income of the year attributable to non-controlling interest	316	94
Comprehensive income (loss) of the year attributable to non-controlling interest	427	76

(1)	The information reflects the effect of consolidation of Petrobras Argentina as from July 27, 2016 when the Acquisition was consummated.

iii.	Summary statement of cash flow

	12.31.2017	12.31.2016 (1)
Net cash generated by operating activities	543	332
Net cash used in investing activities	(362)	(234)
Net cash generated by financing activities	(108)	(108)
Increase (Decrease) in cash and cash equivalents	73	(10)

Cash and cash equivalents at the beginning of the year / period	77	121
Exchange difference generated by cash and cash equivalents	12	(34)
Cash and cash equivalents at the end of the year	162	77

(1)	The information reflects the effect of consolidation of Petrobras Argentina as from July 27, 2016 when the Acquisition was consummated.

PEPASA

i.	Summary statement of comprehensive income (loss)

	09.30.2017 (1)	12.31.2016	12.31.2015
Revenue	2,894	2,839	943
Depreciation	(661)	(867)	(276)
Interest income	22	1	12
Interest expense	(188)	(712)	(382)

Profit for the year before tax	1,277	816	515
Income tax	(411)	(288)	(164)
Profit for the period / year	866	528	351

Comprehensive income of the period/year attributable to non-controlling interest	437	266	177

(1)	The information reflects the effect of consolidation until September 30, 2017 when the PEPASA has merged with Pampa.

ii.	Summary statement of cash flow

	09.30.2017 (1)	12.31.2016	12.31.2015
Net cash generated by operating activities	565	1,659	461
Net cash generated by (used in) investing activities	1,209	(2,476)	(1,187)
Net cash (used in) generated by financing activities	(1,961)	994	706
(Decrease) Increase in cash and cash equivalents	(187)	177	(20)

Cash and cash equivalents at the beginning of the year	226	40	51
Exchange difference generated by cash and cash equivalents	4	9	9
Cash and cash equivalents at the end of the period/year	43	226	40

(1)	The information reflects the effect of consolidation until September 30, 2017 when the PEPASA has merged with Pampa.